STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 88.5%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR	431,000	$514,087

Global - 14.2%
Earthquake - 0.9%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (b)(c)(d)(e)(f)(g) (Cost: $10,830,660; Original Acquisition Date: 07/03/2018)		$10,837,000	10,848,379
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e)(g) (Cost: $1,815,781; Original Acquisition Date: 11/15/2019)		1,812,000	1,814,174

			12,662,553

Mortality/Longevity/Disease - 0.2%
Chesterfield 2014-1
4.500%, 12/15/2034 (d)(e)(h) (Cost: $2,475,000; Original Acquisition Date: 12/11/2014)		2,475,000	2,487,870

Multiperil - 13.1%
2001 Cat Re 2020-1 Class A
(T-Bill 3 Month + 12.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 11/13/2020)		5,750,000	5,945,788
3264 Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 02/07/2023 (b)(c)(d)(e)(g) (Cost: $1,500,000; Original Acquisition Date: 01/17/2020)		1,500,000	1,539,900
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.700%), 06/10/2024 (b)(c)(d)(e)(f) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)		7,865,000	8,247,239
Atlas Capital UK 2018 PLC
(3 Month Libor USD + 7.040%), 06/07/2022 (b)(c)(d)(e) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)		8,750,000	8,747,375
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 12.240%), 06/07/2023 (b)(c)(d)(e)(f) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)		4,436,000	4,640,721
Claveau Re 2021-1 Class A
(T-Bill 3 Month + 17.250%), 07/08/2025 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 07/01/2021)		10,000,000	9,996,000
Herbie Re 2021-1 Class A
(T-Bill 3 Month + 17.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 05/19/2021)		5,750,000	5,761,500
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 7.275%), 06/07/2023 (b)(c)(d)(e)(f) (Cost: $3,763,000; Original Acquisition Date: 07/10/2020)		3,763,000	3,930,642
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 10.375%), 06/07/2023 (b)(c)(d)(e) (Cost: $5,789,000; Original Acquisition Date: 07/10/2020)		5,789,000	6,066,004
Kendall Re 2021-1 Class A
(T-Bill 3 Month + 4.000%), 05/02/2024 (b)(c)(d)(e) (Cost: $11,250,000; Original Acquisition Date: 04/19/2021)		11,250,000	11,351,250
Kendall Re 2021-1 Class B
(T-Bill 3 Month + 6.250%), 05/02/2024 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 04/19/2021)		8,500,000	8,519,550
Kilimanjaro III Re 2021-1 Class A-1
(T-Bill 3 Month + 11.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $8,259,741; Original Acquisition Date: 04/08/2021)		8,250,000	8,244,637
Kilimanjaro III Re 2021-1 Class B-1
(T-Bill 3 Month + 4.500%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 04/08/2021)		2,500,000	2,525,750
Kilimanjaro III Re 2021-1 Class C-1
(T-Bill 3 Month + 4.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 04/08/2021)		2,250,000	2,267,662
Kilimanjaro III Re 2021-2 Class A-2
(T-Bill 3 Month + 11.250%), 04/20/2026 (b)(c)(d)(e)(f) (Cost: $6,750,000; Original Acquisition Date: 04/08/2021)		6,750,000	6,770,925

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Multiperil - 13.1% (continued)
Kilimanjaro III Re 2021-2 Class B-2
(T-Bill 3 Month + 4.500%), 04/20/2026 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 04/08/2021)		$3,000,000	$3,038,850
Kilimanjaro III Re 2021-2 Class C-2
(T-Bill 3 Month + 4.250%), 04/20/2026 (b)(c)(d)(e)(f) (Cost: $2,750,000; Original Acquisition Date: 04/08/2021)		2,750,000	2,775,987
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/20/2022 (b)(c)(d)(e) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)		1,571,000	1,573,828
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/20/2022 (b)(c)(d)(e) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		2,357,000	2,360,653
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/20/2022 (b)(c)(d)(e)(f) (Cost: $6,251,000; Original Acquisition Date: 04/06/2017)		6,260,000	6,278,467
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $7,401,019; Original Acquisition Date: 01/29/2020)		7,451,000	7,228,960
Northshore Re 2018-1 Class A
(3 Month Libor USD + 8.010%), 07/08/2022 (b)(c)(d)(e)(f) (Cost: $19,014,114; Original Acquisition Date: 07/02/2018)		19,010,000	18,863,623
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e)(f) (Cost: $14,530,628; Original Acquisition Date: 03/24/2021)		14,095,000	14,465,699
Sakura Re 2021-1 Class A
(T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 03/24/2021)		6,250,000	6,324,375
Sakura Re 2021-1 Class B
(T-Bill 3 Month + 4.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $10,250,000; Original Acquisition Date: 03/24/2021)		10,250,000	10,416,563
Vista Re 2021-1 Class A
(T-Bill 3 Month + 6.750%), 05/21/2024 (b)(c)(d)(e)(f) (Cost: $15,000,000; Original Acquisition Date: 04/26/2021)		15,000,000	15,030,000

			182,911,948

			198,062,371

Great Britain - 0.2%
Terrorism - 0.2%
Baltic PCC 2019-1 Class A
(T-Bill 3 Month + 6.090%), 03/07/2022 (b)(c)(d)(e)(h) (Cost: $2,906,566; Original Acquisition Date: 02/15/2019)	GBP	2,300,000	3,206,611

Jamaica - 1.2%
Windstorm - 1.2%
IBRD CAR 130
(3 Month Libor USD + 4.400%), 12/29/2023 (b)(c)(d)(e) (Cost: $16,000,000; Original Acquisition Date: 07/19/2021)		$16,000,000	15,996,000

Japan - 4.1%
Earthquake - 2.7%
Kizuna Re III 2021-1 Class A
(T-Bill 3 Month + 2.000%), 04/07/2026 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 03/22/2021)		2,000,000	2,000,600
Nakama Re 2016-1 Class 1
(6 Month Libor USD + 2.200%), 10/13/2021 (b)(c)(d)(e)(f) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)		7,500,000	7,495,125
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (b)(c)(d)(e)(f) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)		4,830,000	4,833,623
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e)(f) (Cost: $15,240,196; Original Acquisition Date: 02/22/2018)		15,256,000	15,259,051
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e)(f)(g) (Cost: $6,614,623; Original Acquisition Date: 02/22/2018)		6,638,000	6,634,349
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e)(g) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)		1,129,000	1,132,669

			37,355,417

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 1.4%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $9,053,485; Original Acquisition Date: 03/22/2018)	$9,195,000	$9,200,057
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $7,451,400; Original Acquisition Date: 03/22/2018)	7,513,000	7,514,503
Umigame Re 2021-1 Class A-1
(T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 06/18/2021)	1,750,000	1,750,437
Umigame Re 2021-1 Class A-2
(T-Bill 3 Month + 2.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 06/18/2021)	1,000,000	1,000,350
Umigame Re 2021-1 Class B
(T-Bill 3 Month + 4.750%), 04/07/2025 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 06/18/2021)	750,000	751,538

		20,216,885

		57,572,302

Mexico - 1.0%
Earthquake - 0.5%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $5,631,000; Original Acquisition Date: 02/28/2020)	5,631,000	5,673,233
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $1,111,000; Original Acquisition Date: 02/28/2020)	1,111,000	1,118,777

		6,792,010

Windstorm - 0.5%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $7,553,835; Original Acquisition Date: 02/28/2020)	7,521,000	7,544,691

		14,336,701

United States - 67.8%
Earthquake - 10.8%
Merna Re II 2019-1 Class A
(T-Bill 3 Month + 2.000%), 04/07/2022 (b)(c)(d)(e)(g) (Cost: $1,986,428; Original Acquisition Date: 03/24/2020)	2,000,000	2,002,200
Merna Re II 2021-1 Class A
(T-Bill 3 Month + 3.750%), 04/05/2024 (b)(c)(d)(e)(f)(g) (Cost: $3,500,000; Original Acquisition Date: 03/26/2021)	3,500,000	3,553,900
Phoenician Re Ltd. 2020-1 Class A
(T-Bill 3 Month + 3.000%), 12/14/2023 (b)(c)(d)(e)(f) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,082,500
Phoenician Re Ltd. 2020-2 Class A
(T-Bill 3 Month + 2.900%), 12/14/2023 (b)(c)(d)(e)(f) (Cost: $3,000,000; Original Acquisition Date: 12/08/2020)	3,000,000	3,049,350
Sierra 2020-1 Class A
(T-Bill 3 Month + 3.250%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	2,021,800
Sierra 2020-1 Class B
(T-Bill 3 Month + 5.750%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,813,375
Sierra 2021-1 Class A
(T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e)(f) (Cost: $2,250,000; Original Acquisition Date: 01/25/2021)	2,250,000	2,259,112
Sierra 2021-1 Class B
(T-Bill 3 Month + 4.750%), 01/31/2024 (b)(c)(d)(e)(g) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	1,000,000	1,003,850
Sutter Re 2020-2 Class A
(T-Bill 3 Month + 5.000%), 06/06/2022 (b)(c)(d)(e)(g) (Cost: $16,781,000; Original Acquisition Date: 05/13/2020)	16,781,000	17,143,470
Sutter Re 2020-2 Class F
(T-Bill 3 Month + 8.500%), 06/06/2022 (b)(c)(d)(e) (Cost: $15,523,000; Original Acquisition Date: 05/13/2020)	15,523,000	15,852,088
Torrey Pines Re 2021-1 Class A
(T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e)(f) (Cost: $7,000,000; Original Acquisition Date: 03/12/2021)	7,000,000	7,001,400

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Earthquake - 10.8% (continued)
Torrey Pines Re 2021-1 Class B
(T-Bill 3 Month + 5.250%), 06/07/2024 (b)(c)(d)(e) (Cost: $12,758,959; Original Acquisition Date: 03/12/2021)	$12,750,000	$12,864,112
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.230%), 09/24/2021 (b)(c)(d)(e)(f) (Cost: $15,474,471; Original Acquisition Date: 09/07/2018)	15,488,000	15,519,750
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e)(f)(g) (Cost: $21,348,687; Original Acquisition Date: 11/20/2019)	21,348,000	21,882,767
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e)(f)(g) (Cost: $12,467,302; Original Acquisition Date: 10/08/2020)	12,317,000	12,766,570
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e)(f) (Cost: $14,697,000; Original Acquisition Date: 10/08/2020)	14,697,000	15,168,039
Ursa Re II 2021-1 Class F
(T-Bill 3 Month + 6.250%), 12/06/2024 (b)(c)(d)(e)(f) (Cost: $9,750,000; Original Acquisition Date: 02/25/2021)	9,750,000	9,890,400
Wrigley Re 2021-1 Class A
(T-Bill 3 Month + 2.400%), 07/08/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 06/17/2021)	750,000	749,813

		151,624,496

Fire - 0.8%
Power Protective Re 2020-1 Class A
(T-Bill 3 Month + 10.750%), 12/15/2023 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 12/03/2020)	4,000,000	3,999,000
SD Re 2018-1 Class A
(3 Month Libor USD + 4.000%), 10/19/2021 (b)(c)(d)(e)(g) (Cost: $5,727,549; Original Acquisition Date: 10/05/2018)	5,750,000	5,699,688
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	1,438,000	1,455,112

		11,153,800

Flood - 8.5%
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.830%), 08/06/2021 (b)(c)(d)(e)(f) (Cost: $23,892,123; Original Acquisition Date: 07/25/2018)	23,893,000	23,864,328
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 14.080%), 08/06/2021 (b)(c)(d)(e)(f) (Cost: $12,726,100; Original Acquisition Date: 07/25/2018)	12,727,000	12,706,000
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(d)(e)(f) (Cost: $17,695,462; Original Acquisition Date: 04/15/2020)	17,797,000	17,596,784
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(d)(e) (Cost: $2,105,503; Original Acquisition Date: 04/10/2019)	2,118,000	2,018,984
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(d)(e)(f)(g) (Cost: $24,995,328; Original Acquisition Date: 02/14/2020)	25,014,000	25,055,273
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(d)(e)(f)(g) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	8,773,650
FloodSmart Re 2021-1 Class A
(T-Bill 3 Month + 13.000%), 03/01/2024 (b)(c)(d)(e)(f)(g) (Cost: $21,500,000; Original Acquisition Date: 02/16/2021)	21,500,000	21,339,825
FloodSmart Re 2021-1 Class B
(T-Bill 3 Month + 16.750%), 03/01/2024 (b)(c)(d)(e)(f) (Cost: $7,022,534; Original Acquisition Date: 02/16/2021)	7,000,000	6,764,800

		118,119,644

Mortality/Longevity/Disease - 2.2%
La Vie Re 2020-1 Class A
(3 Month Libor USD + 2.850%), 10/06/2023 (b)(c)(d)(e)(f) (Cost: $2,250,000; Original Acquisition Date: 10/19/2020)	2,250,000	2,250,563
Vita Capital VI 2021-1 Class B
(3 Month Libor USD + 3.000%), 01/08/2026 (b)(c)(d)(e) (Cost: $8,000,000; Original Acquisition Date: 07/02/2021)	8,000,000	7,996,400

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 2.2% (continued)
Vitality Re IX 2018 Class A
(T-Bill 3 Month + 1.600%), 01/10/2022 (b)(c)(d)(e)(f) (Cost: $3,227,180; Original Acquisition Date: 09/24/2019)	$3,250,000	$3,205,800
Vitality Re IX 2018 Class B
(T-Bill 3 Month + 1.750%), 01/10/2022 (b)(c)(d)(e)(f) (Cost: $1,250,283; Original Acquisition Date: 09/24/2019)	1,250,000	1,227,063
Vitality Re X 2019 Class B
(T-Bill 3 Month + 2.000%), 01/10/2023 (b)(c)(d)(e)(f) (Cost: $3,706,676; Original Acquisition Date: 01/17/2019)	3,750,000	3,640,125
Vitality Re XI Limited 2020 Class A
(T-Bill 3 Month + 1.500%), 01/09/2024 (b)(c)(d)(e)(f) (Cost: $2,172,099; Original Acquisition Date: 01/23/2020)	2,200,000	2,150,500
Vitality Re XI Limited 2020 Class B
(T-Bill 3 Month + 1.800%), 01/09/2024 (b)(c)(d)(e)(f) (Cost: $3,633,794; Original Acquisition Date: 01/23/2020)	3,750,000	3,603,375
Vitality Re XII 2021 Class A
(T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e)(f) (Cost: $4,500,000; Original Acquisition Date: 01/29/2021)	4,500,000	4,474,575
Vitality Re XII 2021 Class B
(T-Bill 3 Month + 2.750%), 01/07/2025 (b)(c)(d)(e)(f) (Cost: $3,000,000; Original Acquisition Date: 01/29/2021)	3,000,000	2,928,450

		31,476,851

Multiperil - 26.7%
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 6.420%), 06/08/2022 (b)(c)(d)(e) (Cost: $9,002,313; Original Acquisition Date: 05/09/2019)	9,031,000	9,015,647
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $11,356,645; Original Acquisition Date: 02/13/2020)	11,275,000	11,351,106
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e)(f) (Cost: $16,937,905; Original Acquisition Date: 05/10/2018)	16,938,000	16,994,742
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e)(f) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	4,066,610
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e)(g) (Cost: $5,430,919; Original Acquisition Date: 03/08/2019)	5,438,000	5,518,482
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,739,250
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 4.030%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	381,000
Caelus Re 2018-1 Class C
(T-Bill 3 Month + 2.500%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	14,049
Caelus Re 2018-1 Class D
(T-Bill 3 Month + 2.500%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	2,343
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $6,813,420; Original Acquisition Date: 02/20/2020)	6,865,000	7,016,030
Caelus Re 2020-1 Class B-1
(T-Bill 3 Month + 5.380%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	4,000,000	4,115,800
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2024 (b)(c)(d)(e)(h) (Cost: $129,700; Original Acquisition Date: 04/27/2017)	129,700	55,122
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	41,500
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	366,684	37
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $2,353,000; Original Acquisition Date: 12/15/2020)	2,353,000	2,360,294

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.7% (continued)
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 0.500%), 09/06/2021 (b)(c)(d)(e)(h) (Cost: $356,343; Original Acquisition Date: 02/12/2016)	$356,343	$231,623
Four Lakes Re 2020-1 Class A
(T-Bill 3 Month + 7.000%), 01/05/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	754,837
Four Lakes Re 2020-1 Class B
(T-Bill 3 Month + 9.500%), 01/05/2024 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 11/05/2020)	1,750,000	1,755,862
Galileo Re 2019-1 Class C
(T-Bill 3 Month + 9.870%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	3,003,750
Galileo Re 2019-1 Class D
(T-Bill 3 Month + 8.070%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	1,994,500
Golden State Re II 2018-1 Class A
(3 Month Libor USD + 2.200%), 01/08/2023 (b)(c)(d)(e)(f) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,253,987
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.000%), 07/08/2024 (b)(c)(d)(e)(g) (Cost: $6,899,000; Original Acquisition Date: 06/09/2020)	6,899,000	7,046,639
Herbie Re 2020-2 Class A
(T-Bill 3 Month + 6.250%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,287,562
Herbie Re 2020-2 Class B
(T-Bill 3 Month + 9.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 10/19/2020)	1,000,000	1,029,450
Herbie Re 2020-2 Class C
(T-Bill 3 Month + 16.000%), 01/06/2023 (b)(c)(d)(e) (Cost: $1,283,408; Original Acquisition Date: 10/19/2020)	1,250,000	1,273,625
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	6,788,475
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,863,948; Original Acquisition Date: 12/09/2019)	11,117,000	11,327,111
Kilimanjaro III Re 2019-1 Class B-1
(T-Bill 3 Month + 9.910%), 12/19/2023 (b)(c)(d)(e) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,678,125
Kilimanjaro III Re 2019-1 Class B-2
(T-Bill 3 Month + 9.910%), 12/19/2024 (b)(c)(d)(e)(f) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	9,449,800
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $12,806,315; Original Acquisition Date: 04/18/2018)	12,979,000	12,938,765
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e)(f) (Cost: $8,028,368; Original Acquisition Date: 04/18/2018)	8,036,000	8,052,072
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $6,792,777; Original Acquisition Date: 06/03/2020)	6,840,000	6,728,166
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e)(f) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,328,678
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e)(f) (Cost: $16,200,628; Original Acquisition Date: 05/17/2018)	16,196,000	16,247,017
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(d)(e)(f) (Cost: $3,571,871; Original Acquisition Date: 05/06/2020)	3,533,000	3,566,564
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	7,750,000	7,770,925
Mona Lisa Re 2020-1 Class B
(T-Bill 3 Month + 8.000%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,533,800

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.7% (continued)
Mona Lisa Re 2021-1 Class A
(T-Bill 3 Month + 7.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $9,750,000; Original Acquisition Date: 06/22/2021)	$9,750,000	$9,790,463
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.000%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $3,138,000; Original Acquisition Date: 12/15/2020)	3,138,000	3,200,917
Mystic Re IV 2021-2 Class A
(T-Bill 3 Month + 5.500%), 01/08/2025 (b)(c)(d)(e) (Cost: $9,750,000; Original Acquisition Date: 06/09/2021)	9,750,000	9,750,488
Mystic Re IV 2021-2 Class B
(T-Bill 3 Month + 10.750%), 01/08/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 06/09/2021)	2,250,000	2,248,425
Northshore Re II 2021-1 Class A
(T-Bill 3 Month + 5.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 12/02/2020)	7,500,000	7,686,750
Putnam Re Pte. Ltd. 2021-1 Class A
(T-Bill 3 Month + 5.500%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,250,000; Original Acquisition Date: 05/21/2021)	4,250,000	4,264,663
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 09/06/2021 (b)(c)(d)(e)(h) (Cost: $701,983; Original Acquisition Date: 04/28/2016)	701,983	17,550
Residential Re 2017-II Class 2
(T-Bill 3 Month + 12.820%), 12/02/2021 (b)(c)(d)(e) (Cost: $1,244,466; Original Acquisition Date: 05/27/2020)	1,261,000	1,248,957
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.360%), 06/06/2022 (b)(c)(d)(e) (Cost: $6,391,062; Original Acquisition Date: 04/30/2018)	6,397,000	6,301,685
Residential Re 2018-II Class 2
(T-Bill 3 Month + 11.790%), 12/06/2022 (b)(c)(d)(e)(g) (Cost: $5,194,726; Original Acquisition Date: 11/15/2018)	5,200,000	5,099,120
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.680%), 06/06/2023 (b)(c)(d)(e) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	453,965
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,156,007; Original Acquisition Date: 05/08/2019)	1,162,000	1,142,943
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.230%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,423,094
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,231,252
Residential Re 2020-II Class 1
9.124%, 12/06/2021 (b)(d)(e)(j) (Cost: $830,195; Original Acquisition Date: 10/30/2020)	914,000	708,167
Residential Re 2020-II Class 3
(T-Bill 3 Month + 8.240%), 12/06/2024 (b)(c)(d)(e) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	914,000	907,785
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.510%), 12/06/2024 (b)(c)(d)(e) (Cost: $5,017,395; Original Acquisition Date: 10/30/2020)	4,981,000	5,003,165
Residential Re 2021-I Class 11
(T-Bill 3 Month + 9.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 05/06/2021)	8,500,000	8,511,475
Residential Re 2021-I Class 12
(T-Bill 3 Month + 5.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 05/06/2021)	6,000,000	6,000,600
Residential Re 2021-I Class 13
(T-Bill 3 Month + 3.750%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 05/06/2021)	5,000,000	4,998,750
Residential Re 2021-I Class 14
(T-Bill 3 Month + 2.500%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 05/06/2021)	6,750,000	6,748,313
Riverfront Re 2021 Class A
(T-Bill 3 Month + 4.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $11,750,000; Original Acquisition Date: 05/21/2021)	11,750,000	11,734,725

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.7% (continued)
Riverfront Re 2021 Class B
(T-Bill 3 Month + 6.500%), 01/07/2025 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 05/21/2021)	$2,750,000	$2,744,775
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.930%), 12/06/2021 (b)(c)(d)(e) (Cost: $10,415,712; Original Acquisition Date: 10/17/2018)	10,427,000	10,368,609
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e)(g) (Cost: $19,362,651; Original Acquisition Date: 03/23/2018)	19,421,000	16,377,729
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.360%), 04/07/2024 (b)(c)(d)(e) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	4,811,000	4,866,567
Sanders Re II 2021-1 Class A
(T-Bill 3 Month + 3.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 05/24/2021)	6,250,000	6,241,563
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e)(g) (Cost: $1,926,459; Original Acquisition Date: 01/17/2020)	1,932,000	1,921,471
Sussex Capital UK PCC 2020-1
(T-Bill 3 Month + 7.750%), 01/08/2025 (b)(c)(d)(e)(f) (Cost: $12,000,000; Original Acquisition Date: 12/07/2020)	12,000,000	12,267,000
Tailwind Re 2017-1 Class A
(T-Bill 3 Month + 7.650%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,081,911; Original Acquisition Date: 10/14/2020)	3,064,000	3,025,853
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 9.460%), 01/08/2022 (b)(c)(d)(e) (Cost: $9,091,736; Original Acquisition Date: 06/11/2019)	9,057,000	8,905,295
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.550%), 01/08/2022 (b)(c)(d)(e)(g) (Cost: $8,195,055; Original Acquisition Date: 08/02/2019)	8,173,000	7,974,805
Titania Re 2021-1 Class A
(T-Bill 3 Month + 4.500%), 06/21/2024 (b)(c)(d)(e) (Cost: $3,750,000; Original Acquisition Date: 06/09/2021)	3,750,000	3,751,313

		372,631,577

Windstorm - 18.8%
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 5.040%), 06/08/2022 (b)(c)(d)(e)(g) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,727,768
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.460%), 06/08/2023 (b)(c)(d)(e)(f)(g) (Cost: $15,680,000; Original Acquisition Date: 05/29/2020)	15,680,000	16,292,304
Alamo Re Ltd 2021-1 Class A
(T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e) (Cost: $24,000,000; Original Acquisition Date: 05/21/2021)	24,000,000	24,226,800
Astro Re 2021-1 Class A
(T-Bill 3 Month + 8.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $3,600,000; Original Acquisition Date: 07/06/2021)	3,600,000	3,597,480
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e)(g) (Cost: $4,884,000; Original Acquisition Date: 06/16/2020)	4,884,000	5,084,000
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	2,510,000	2,519,914
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.150%), 02/25/2022 (b)(c)(d)(e)(g) (Cost: $19,407,349; Original Acquisition Date: 02/11/2019)	19,391,000	19,403,604
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.230%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,719,993
Cape Lookout Re 2021-1 Class A
(T-Bill 3 Month + 3.250%), 03/22/2024 (b)(c)(d)(e) (Cost: $11,000,000; Original Acquisition Date: 03/09/2021)	11,000,000	11,015,400
Cosaint Re 2021-1 Class A
(T-Bill 3 Month + 9.250%), 04/03/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 03/19/2021)	4,000,000	4,073,000
Everglades II 2020-2 A
(T-Bill 3 Month + 6.250%), 05/04/2023 (b)(c)(d)(e)(g) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	2,141,759

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 18.8% (continued)
Everglades Re II 2021-1 Class A
(T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $23,750,000; Original Acquisition Date: 05/12/2021)	$23,750,000	$23,905,562
Everglades Re II 2021-1 Class B
(T-Bill 3 Month + 6.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $31,750,000; Original Acquisition Date: 05/12/2021)	31,750,000	31,935,738
Everglades Re II 2021-2 Class A
(T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $28,000,000; Original Acquisition Date: 05/12/2021)	28,000,000	28,190,400
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	496,248
First Coast Re III 2021-1 Class A
(T-Bill 3 Month + 6.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 03/04/2021)	3,500,000	3,498,950
Frontline 2018-1 Class A
(T-Bill 3 Month + 7.560%), 07/06/2022 (b)(c)(d)(e)(f) (Cost: $4,000,000; Original Acquisition Date: 06/12/2018)	4,000,000	2,937,600
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.493%), 04/12/2023 (b)(c)(d)(e)(g) (Cost: $7,821,615; Original Acquisition Date: 03/18/2020)	7,689,000	7,863,156
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.820%), 06/07/2022 (b)(c)(d)(e) (Cost: $1,971,090; Original Acquisition Date: 05/23/2019)	1,993,000	1,940,186
Matterhorn Re Ltd 2020-1 Class A
(T-Bill 3 Month + 5.250%), 12/07/2021 (b)(c)(d)(e)(f) (Cost: $8,501,321; Original Acquisition Date: 12/20/2019)	8,500,000	8,484,700
Matterhorn Re Ltd 2020-1 Class B
(T-Bill 3 Month + 7.500%), 12/07/2021 (b)(c)(d)(e)(g) (Cost: $16,856,747; Original Acquisition Date: 03/12/2020)	16,892,000	16,897,068
Matterhorn Re Ltd 2020-2 Class B
(T-Bill 3 Month + 6.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $5,650,508; Original Acquisition Date: 01/29/2020)	5,653,000	5,654,696
Matterhorn Re Ltd 2020-4 Class A
(T-Bill 3 Month + 10.000%), 12/07/2021 (b)(c)(d)(e) (Cost: $1,435,000; Original Acquisition Date: 06/25/2020)	1,435,000	1,453,225
Matterhorn Re Ltd 2020-4 Class B
2.352%, 12/07/2021 (b)(d)(e)(j) (Cost: $5,145,318; Original Acquisition Date: 06/25/2020)	5,322,000	5,179,370
Matterhorn Re Ltd SR2020-5 Class A
(3 Month Libor USD + 4.250%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,035,000
Matterhorn Re Ltd SR2020-5 Class B
(3 Month Libor USD + 5.500%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,750,998; Original Acquisition Date: 11/24/2020)	5,750,000	5,730,450
Merna Re II 2021-2 Class A
(T-Bill 3 Month + 5.500%), 07/08/2024 (b)(c)(d)(e) (Cost: $13,500,000; Original Acquisition Date: 06/08/2021)	13,500,000	13,635,000
Pelican IV Re 2021-1 Class A
(T-Bill 3 Month + 2.250%), 05/07/2024 (b)(c)(d)(e)(g) (Cost: $2,750,000; Original Acquisition Date: 04/29/2021)	2,750,000	2,751,238
Pelican IV Re 2021-1 Class B
(T-Bill 3 Month + 5.250%), 05/07/2024 (b)(c)(d)(e)(g) (Cost: $3,250,000; Original Acquisition Date: 04/29/2021)	3,250,000	3,253,575

		262,644,184

		947,650,552

TOTAL EVENT LINKED BONDS (Cost $1,241,681,518)		1,237,338,624

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
PARTICIPATION NOTES - 6.7%
Global - 6.7%
Multiperil - 6.7%
Alturas Re 2020-1 Class A
03/10/2023 (b)(d)(e)(h)(i)(k) (Cost: $160,125; Original Acquisition Date: 02/19/2021)	$160,125	$477,367
Eden Re II 2019-1 Class A
03/22/2023 (b)(d)(e)(h)(i) (Cost: $71,858; Original Acquisition Date: 12/14/2018)	71,858	1,321,330
Eden Re II 2020-1 Class A
03/22/2024 (b)(d)(e)(h)(i)(k) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	1,275,000	1,046,826
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(h)(i)(k) (Cost: $2,470,000; Original Acquisition Date: 12/26/2019)	2,470,000	2,083,773
Eden Re II 2021-1 Class A
03/21/2025 (b)(d)(e)(h)(i)(k) (Cost: $24,800,000; Original Acquisition Date: 12/14/2020)	24,800,000	25,287,241
Eden Re II 2021-1 Class B
03/21/2025 (b)(d)(e)(h)(i)(k) (Cost: $33,700,000; Original Acquisition Date: 12/21/2020)	33,700,000	34,413,066
Limestone Re 2018-1 A
03/01/2022 (b)(d)(e)(h) (Cost: $890; Original Acquisition Date: 06/20/2018)	890	–
Limestone Re 2019-1 A
09/09/2022 (b)(d)(e)(h)(i) (Cost: $23,349; Original Acquisition Date: 12/24/2018)	23,349	48,062
Limestone Re 2019-2 A
03/01/2023 (b)(d)(e)(h)(i)(k) (Cost: $58,995; Original Acquisition Date: 06/25/2019)	58,995	209,462
Limestone Re 2019-2 B
03/01/2023 (b)(d)(e)(h)(i)(k) (Cost: $146,036; Original Acquisition Date: 06/25/2019)	146,036	519,863
Limestone Re 2020-1 B
03/01/2024 (b)(d)(e)(h)(i)(k) (Cost: $593,234; Original Acquisition Date: 12/27/2019)	593,234	1,046,817
Limestone Re 2020-2 B
10/01/2024 (b)(d)(e)(h)(i)(k) (Cost: $182,252; Original Acquisition Date: 06/26/2020)	182,252	1,030,637
Sector Re V Series 10 Class B
03/01/2025 (b)(e)(h)(k) (Cost: $7,811; Original Acquisition Date: 04/24/2020)	7,811	1,604,952
Sector Re V Series 10 Class C
12/01/2025 (b)(e)(h)(k) (Cost: $4,000,000; Original Acquisition Date: 12/04/2020)	4,000,000	4,051,623
Sector Re V Series 10 Class G
03/01/2025 (b)(e)(h)(k) (Cost: $34,237; Original Acquisition Date: 04/24/2020)	34,237	859,665
Sector Re V Series 2021-Apr Class GL-R
03/01/2026 (b)(e)(h) (Cost: $7,333,868; Original Acquisition Date: 04/30/2021)	7,333,868	7,386,930
Sector Re V Series 2021-Apr Class US-R
03/01/2026 (b)(e)(h) (Cost: $8,829,996; Original Acquisition Date: 04/30/2021)	8,829,996	8,970,926
Sector Re V Series 9 Class A
03/01/2023 (b)(e)(h)(k) (Cost: $3,605,992; Original Acquisition Date: 04/24/2019)	3,605,992	2,231,201
Sector Re V Series 9 Class B
03/01/2023 (b)(e)(h)(k) (Cost: $1,283,254; Original Acquisition Date: 04/24/2019)	1,283,254	794,011
Sector Re V Series 9 Class G
03/01/2023 (b)(e)(h) (Cost: $18,782; Original Acquisition Date: 04/24/2019)	18,782	322,584

TOTAL PARTICIPATION NOTES (Cost $88,595,679)		93,706,336

	SHARES	VALUE
PREFERENCE SHARES - 9.9%
Global - 9.9%
Multiperil - 9.9%
Arenal (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $8,052,460; Original Acquisition Date: 05/07/2015)	18,011	3,610,668
Biscayne (Artex Segregated Account Company) (b)(e)(h)(i) (Cost: $; Original Acquisition Date: 04/30/2014)	28,192	186,103
Hatteras (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $15,502,685; Original Acquisition Date: 12/30/2014)	18,297	15,489,724
Hudson Charles 2 (Mt. Logan Re) (b)(e)(h)(i)(k) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	8,138,592
Hudson Charles 3 (Mt. Logan Re) (b)(e)(h)(i)(k) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	10,582,270
Lyndhurst (Horseshoe Re) (b)(e)(h)(i)(k) (Cost: $27,139,272; Original Acquisition Date: 12/31/2020)	27,200	27,236,209
Madison (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $1,502,468; Original Acquisition Date: 02/03/2020)	5,011	1,700,510
Peregrine HYR (b)(e)(h)(i)(k) (Cost: $18,022,873; Original Acquisition Date: 12/21/2020)	1,800,000	19,068,331
Rondout (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $52,490,153; Original Acquisition Date: 05/29/2015)	61,417	51,100,422

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	SHARES	VALUE
Multiperil - 9.9% (continued)
Yoho (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $3,946,959; Original Acquisition Date: 05/17/2016)	14,890	$1,587,415

TOTAL PREFERENCE SHARES (Cost $153,541,370)		138,700,244

SHORT-TERM INVESTMENTS - 0.2%
Money Market Fund - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.01% (l)	955,411	955,411
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (l)	955,411	955,411

TOTAL SHORT-TERM INVESTMENTS (Cost $1,910,822)		1,910,822

TOTAL INVESTMENTS (Cost $1,485,729,389) - 105.3%		1,471,656,026

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%		(73,925,656)

TOTAL NET ASSETS - 100.0%		$1,397,730,370

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,467,257,335. Foreign concentration is as follows: Bermuda: 88.5%, Cayman Islands: 7.9%, Singapore: 3.6%, Ireland: 1.5%, Great Britain: 1.2%, and Supranational: 2.3%.

(c)

Variable rate security. Reference rates as of July 31, 2021 are as follows: 3 Month Euribor -0.54%, 3 Month Libor 0.12%, T-Bill 3 Month 0.06%, and 6 Month Libor 0.16%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2021 was $1,304,823,068, which represented 93.4% of net assets.

(e)	Security is restricted as to resale.
(f)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(g)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(h)	Value determined using significant unobservable inputs.
(i)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $206,184,688, which represents 14.8% of net assets.
(j)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(k)	Non-income producing security.
(l)	Rate shown is the 7-day effective yield.

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 7/14/2021, 1.40%, collateralized by $142,437,690 Event Linked Bonds, due 8/16/2021	$50,000,000	$50,000,000
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 7/16/2021, 1.39%, collateralized by $13,024,057 Event Linked Bonds, due 8/16/2021	5,000,000	5,000,000

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $55,000,000)	$55,000,000	$55,000,000

The accompanying Notes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. HEDGED EQUITY FUND

Schedule of Investments as of July 31, 2021 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
PUT OPTIONS - (a) 0.0%
S&P 500 Index, Expires 08/06/2021, Strike Price $3,475.00	50	21,976,300	$750
S&P 500 Index, Expires 08/06/2021, Strike Price $3,550.00	50	21,976,300	750

TOTAL PURCHASED OPTIONS (Cost $1,574)			1,500

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.7%
Money Market Funds - 0.5%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.01% (b)		44,351	44,351
First American Government Obligations Fund - Class Z - 0.03% (b)		44,351	44,351
First American Treasury Obligations Fund - Class Z - 0.01% (b)		44,351	44,351
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (b)		44,350	44,350
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)		44,350	44,350

			221,753

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.2%
0.094%, 08/12/2021 (c)(d)		$1,850,000	1,849,984
0.106%, 09/09/2021 (c)(d)		6,425,000	6,424,746
0.080%, 11/04/2021 (c)(d)		3,045,000	3,044,612
0.069%, 12/30/2021 (c)(d)		2,635,000	2,634,478
0.062%, 01/27/2022 (c)(d)		6,350,000	6,348,430
0.070%, 02/24/2022 (c)(d)		5,300,000	5,298,711
0.065%, 03/24/2022 (c)(d)		6,975,000	6,973,187
0.056%, 04/21/2022 (c)(d)		8,830,000	8,827,269
0.055%, 05/19/2022 (c)(d)		1,945,000	1,944,138
0.067%, 06/16/2022 (c)(d)		950,000	949,518

			44,295,073

TOTAL SHORT-TERM INVESTMENTS (Cost $44,512,513)			44,516,826

TOTAL INVESTMENTS (Cost $44,514,087) - 100.7%			44,518,326

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(323,517)

TOTAL NET ASSETS - 100.0%			$44,194,809

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
S&P 500 Index, Expires 08/02/2021, Strike Price $4,415.00	9	$3,955,734	$16,785
S&P 500 Index, Expires 08/02/2021, Strike Price $4,420.00	25	10,988,150	55,000
S&P 500 Index, Expires 08/04/2021, Strike Price $4,395.00	10	4,395,260	17,750
S&P 500 Index, Expires 08/04/2021, Strike Price $4,400.00	5	2,197,630	9,775
S&P 500 Index, Expires 08/04/2021, Strike Price $4,405.00	17	7,471,942	36,635
S&P 500 Index, Expires 08/06/2021, Strike Price $4,375.00	4	1,758,104	7,324
S&P 500 Index, Expires 08/06/2021, Strike Price $4,400.00	20	8,790,520	52,360
S&P 500 Index, Expires 08/06/2021, Strike Price $4,405.00	10	4,395,260	32,710

TOTAL PUT OPTIONS			228,339

(Premiums Received $266,572)

TOTAL WRITTEN OPTIONS			$228,339

(Premiums Received $266,572)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	ACQUISTION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
ASSET-BACKED SECURITIES - 7.3%
United States - 7.3%
Progress Re 2021-SFR1 (a)(b)(c)	2/11/2021	1,750,000	$1,749,957	$1,750,101
Upstart Pass-Through 2021-ST4 (a)(b)(d)	4/7/2021	3,060,000	2,911,090	3,026,672
Progress Re 2021-SFR2 TR (a)(b)(c)	4/8/2021	3,000,000	2,999,930	2,999,538
Upstart Pass-Through 2021-ST5 CTF (a)(b)(d)	5/13/2021	1,000,000	1,083,127	1,104,879
Upgrade MSTR 2021-ST3 TR CTF (a)(b)(d)	5/27/2021	1,419,000	1,648,860	1,710,512
Upstart Pass-Through 2021-ST3 (a)(b)(d)	6/3/2021	2,850,000	2,540,489	2,617,195

TOTAL ASSET-BACKED SECURITIES (Cost $12,933,453)				13,208,897

			SHARES	FAIR VALUE
INVESTMENT COMPANIES - 49.1%
Open-End Mutual Funds - 49.1%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (e)			9,696,688	88,627,728

TOTAL INVESTMENT COMPANIES (Cost $88,354,358)				88,627,728

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (f) - 0.0%
Put Options (f) - 0.0%
S&P 500 Index, Expires: 08/6/21, Strike Price: $3,250.00		100	$20,905,850	750
S&P 500 Index, Expires: 08/20/21, Strike Price: $3,520.00		59	12,334,452	10,030
S&P 500 Index, Expires: 08/20/21, Strike Price: $3,525.00		50	10,452,925	8,625

				19,405

		COUNTERPARTY
OTC Put Options (f) - 0.0%
Japanese Yen, Expires: 08/12/21, Strike Price AUD 78.00		BNP Paribas	65,000,000	33,538
Japanese Yen, Expires: 08/27/21, Strike Price AUD 75.50		Morgan Stanley Capital Services LLC	65,000,000	25,035

				58,573

TOTAL PURCHASED OPTIONS (Cost $130,013)				77,978

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 43.4%
Money Market Funds - 8.6%
First American Government Obligations Fund - Class X 0.03% (g)			7,788,867	7,788,867
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.03% (g)			7,788,866	7,788,866

				15,577,733

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 34.8%
0.094%, 12/302021 (h)(i)			5,489,000	5,487,914
0.068%, 1/27/2022 (h)(i)			18,439,000	18,434,442
0.077%, 2/24/2022 (h)(i)			16,950,000	16,945,878
0.055%, 3/24/2022 (h)(i)			4,050,000	4,048,947
0.057%, 4/21/2022 (h)(i)			5,000,000	4,998,453
0.049%, 5/19/2022 (h)(i)			3,500,000	3,498,449
0.074%, 6/16/2022 (h)(i)			6,500,000	6,496,699
0.068%, 7/14/2022 (h)(i)			2,900,000	2,898,188

				62,808,970

TOTAL SHORT-TERM INVESTMENTS (Cost $78,379,043)				78,386,703

TOTAL INVESTMENTS (Cost $179,796,867) - 99.8%				180,301,306

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				348,694

TOTAL NET ASSETS - 100.0%				$180,650,000

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $13,208,897, which represents 7.3% of net assets.
(c)	Underlying holdings are mortgages.
(d)	Underlying holdings are consumer loans.
(e)	Affiliated company. See Note 3.
(f)	Rounds to zero.
(g)	Rate shown is the 7-day effective yield.
(h)	All or a portion of this security is held as collateral for derivative contracts.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $75.25	25	1,834,000	$250
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $75.50	39	2,861,040	390
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $75.75	20	1,467,200	100
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $76.00	57	4,181,520	285
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $76.25	10	733,600	50
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $76.50	27	1,980,720	135
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $76.75	25	1,834,000	125
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $77.00	21	1,540,560	105
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $77.50	5	366,800	25
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $79.50	25	1,834,000	125
Australian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $76.00	91	6,675,760	8,190
Australian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $76.50	50	3,668,000	3,000
Australian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $77.50	25	1,834,000	625
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $139.00	30	2,604,938	9,187
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $139.50	53	4,602,056	9,606
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $140.00	119	10,332,919	11,900
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $140.50	19	1,649,794	950
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $145.00	25	2,170,781	156
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $145.50	15	1,302,469	94
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $146.00	7	607,819	44
British Pound Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $140.50	49	4,254,731	15,312
British Pound Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $141.00	23	1,997,119	5,319
British Pound Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $141.50	25	2,170,781	4,219
British Pound Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $143.50	21	1,823,456	919
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $80.50	80	6,410,400	12,000
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $81.00	31	2,484,030	1,395
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $81.50	3	240,390	30
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $81.75	19	1,522,470	95
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $82.00	25	2,003,250	125
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $83.50	25	2,003,500	125
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $84.00	73	5,850,220	365
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $84.50	25	2,003,500	125
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $85.50	6	480,840	30
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $80.50	25	2,003,250	12,500
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $81.00	52	4,166,760	16,640

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $81.50	69	5,528,970	$13,110
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $82.00	18	1,442,340	1,980
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $82.50	14	1,121,820	840
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $29.00	50	912	4,250
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $30.00	84	1,532	6,510
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $32.50	168	3,064	10,080
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $35.00	79	1,441	3,950
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $37.50	25	456	1,063
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $40.00	54	985	1,890
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $42.50	43	784	1,290
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $45.00	176	3,210	4,840
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $50.00	93	1,696	1,860
CBOE SPX Volatility Index, August 2021 Settlement, Expires 08/18/2021, Strike Price $55.00	50	912	750
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,350.00	22	520,520	9,680
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,400.00	120	2,839,200	27,600
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,450.00	130	3,075,800	14,300
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,500.00	140	3,312,400	8,400
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,550.00	77	1,821,820	2,310
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,600.00	162	3,832,920	3,240
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,650.00	103	2,436,980	1,030
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,700.00	134	3,170,440	1,340
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,750.00	72	1,703,520	720
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,800.00	42	993,720	420
Cocoa Future, September 2021 Settlement, Expires 08/06/2021, Strike Price $2,850.00	10	236,600	100
Cocoa Future, October 2021 Settlement, Expires 09/03/2021, Strike Price $2,450.00	24	581,280	15,120
Cocoa Future, October 2021 Settlement, Expires 09/03/2021, Strike Price $2,500.00	71	1,719,620	32,660
Cocoa Future, October 2021 Settlement, Expires 09/03/2021, Strike Price $2,550.00	34	823,480	11,220
Cocoa Future, October 2021 Settlement, Expires 09/03/2021, Strike Price $2,600.00	63	1,525,860	15,120
Cocoa Future, October 2021 Settlement, Expires 09/03/2021, Strike Price $2,650.00	26	629,720	4,420
Cocoa Future, October 2021 Settlement, Expires 09/03/2021, Strike Price $2,750.00	13	314,860	1,170
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $167.50	44	2,962,575	235,125
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $170.00	18	1,211,963	84,375
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $172.50	40	2,693,250	163,800
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $175.00	10	673,313	35,662
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $177.50	19	1,279,294	58,924
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $180.00	20	1,346,625	53,850
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $220.00	35	2,356,594	12,994
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $225.00	30	2,019,938	9,225
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $230.00	30	2,019,938	7,762
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $235.00	7	471,319	1,523
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $630.00	50	1,367,500	4,375
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $635.00	166	4,540,100	12,450
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $640.00	97	2,652,950	6,669
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $645.00	84	2,297,400	5,250
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $650.00	81	2,215,350	4,556
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $655.00	157	4,293,950	8,831
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $660.00	79	2,160,650	3,950
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $665.00	17	464,950	744
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $670.00	5	136,750	219
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $90.00	127	5,676,265	120,015
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $91.00	91	4,067,245	69,160
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $92.00	34	1,519,630	20,910

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $93.00	45	2,011,275	$22,275
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $94.00	33	1,474,935	13,200
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $95.00	17	759,815	5,525
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $100.00	7	312,865	875
Crude Oil Future, September 2021 Settlement, Expires 08/17/2021, Strike Price $85.50	7	517,650	420
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $77.50	75	5,655,750	85,500
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $77.75	25	1,885,250	26,250
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $78.00	43	3,242,630	41,710
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $78.25	50	3,770,500	44,500
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $78.50	25	1,885,250	20,250
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $78.75	4	301,640	2,960
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $79.75	25	1,885,250	13,000
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $80.25	25	1,885,250	10,750
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $80.50	25	1,885,250	9,750
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $80.75	18	1,357,380	6,480
Euro FX Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $1.195	3	446,250	225
Euro FX Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $1.198	13	1,933,750	569
Euro FX Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $1.200	10	1,487,500	250
Euro FX Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $1.205	1	148,750	6
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,855.00	15	2,721,750	16,050
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,860.00	22	3,991,900	21,120
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,865.00	52	9,435,400	44,720
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,870.00	10	1,814,500	7,700
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,875.00	23	4,173,350	15,870
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,880.00	66	11,975,700	40,920
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,885.00	21	3,810,450	11,760
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,890.00	13	2,358,850	6,630
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,895.00	17	3,084,650	7,820
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,905.00	4	725,800	1,480
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $479.00	2	224,125	1,475
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $480.00	22	2,465,375	15,400
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $481.00	2	224,125	1,325
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $482.00	28	3,137,750	17,500
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $483.00	50	5,603,125	30,000
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $484.00	19	2,129,188	10,688
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $485.00	27	3,025,688	14,513
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $486.00	29	3,249,813	14,863
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $487.00	27	3,025,688	13,163
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $488.00	27	3,025,688	12,488
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $490.00	26	2,913,625	10,725
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $495.00	4	448,250	1,250
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $500.00	7	784,438	1,750
Japanese Yen Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $91.00	7	797,475	2,800
Japanese Yen Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $91.50	83	9,455,775	11,413
Japanese Yen Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $92.00	48	5,468,400	2,100
Japanese Yen Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $92.50	50	5,696,250	625
Japanese Yen Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $93.00	50	5,696,250	312
Japanese Yen Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $92.00	25	2,848,125	9,063
Japanese Yen Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $92.50	50	5,696,250	11,875
Japanese Yen Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $93.00	25	2,848,125	3,750
Lean Hogs Future, August 2021 Settlement, Expires 08/13/2021, Strike Price $111.00	7	297,360	630
Lean Hogs Future, August 2021 Settlement, Expires 08/13/2021, Strike Price $112.00	25	1,062,000	1,500
Lean Hogs Future, August 2021 Settlement, Expires 08/13/2021, Strike Price $113.00	50	2,124,000	2,000
Lean Hogs Future, August 2021 Settlement, Expires 08/13/2021, Strike Price $114.00	50	2,124,000	1,500
Lean Hogs Future, August 2021 Settlement, Expires 08/13/2021, Strike Price $115.00	25	1,062,000	500

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Lean Hogs Future, August 2021 Settlement, Expires 08/13/2021, Strike Price $116.00	10	424,800	$200
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $124.00	13	634,816	1,430
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $125.00	53	2,588,096	3,180
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $126.00	25	1,220,800	750
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $127.00	62	3,027,584	1,240
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.45	40	1,564,000	195,240
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.50	72	2,815,200	320,832
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.55	47	1,837,700	190,256
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.60	65	2,541,500	238,030
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $4.05	112	4,379,200	138,096
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $4.10	59	2,306,900	63,366
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $4.15	73	2,854,300	68,255
Natural Gas Euro Future, October 2021 Settlement, Expires 09/27/2021, Strike Price $4.15	66	2,587,200	111,474
Natural Gas Euro Future, October 2021 Settlement, Expires 09/27/2021, Strike Price $4.20	72	2,822,400	111,312
Natural Gas Euro Future, October 2021 Settlement, Expires 09/27/2021, Strike Price $4.25	63	2,469,600	89,145
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $26.80	8	1,022,000	11,440
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $27.25	5	638,750	5,300
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $27.50	17	2,171,750	15,470
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $28.00	5	638,750	3,400
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $30.25	1	127,750	275
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $31.25	4	511,000	840
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $73.50	6	231,912	918
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $74.00	9	347,868	1,188
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $74.50	24	927,648	2,736
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $75.00	61	2,357,772	6,039
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $75.50	55	2,125,860	4,950
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $76.00	62	2,396,424	4,836
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $76.50	54	2,087,208	3,888
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $77.00	35	1,352,820	2,205
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $77.50	34	1,314,168	1,938
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $78.00	32	1,236,864	1,632
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $78.50	21	811,692	945
Soybean Oil Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $79.00	2	77,304	78
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $17.75	125	2,507,400	75,600
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $18.00	100	2,005,920	47,040
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $18.25	88	1,765,210	32,525
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $18.50	75	1,504,440	21,840
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $18.75	75	1,504,440	16,800
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $19.00	25	501,480	4,200
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $19.25	50	1,002,960	6,720
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $19.50	25	501,480	2,520
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $19.75	25	501,480	1,960
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $20.00	50	1,002,960	2,800
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $21.00	25	501,480	560
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $755.00	5	175,938	1,844
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $760.00	6	211,125	1,987
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $765.00	32	1,126,000	9,400
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $770.00	67	2,357,563	17,169
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $775.00	24	844,500	5,400
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $780.00	20	703,750	4,000
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $785.00	103	3,624,313	18,668
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $790.00	84	2,955,750	13,125
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $795.00	84	2,955,750	12,075
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $800.00	27	950,063	3,375
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $805.00	47	1,653,813	5,287
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $810.00	26	914,875	2,600

TOTAL CALL OPTIONS			3,816,322

(Premiums Received $3,820,135)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $72.50	25	1,834,000	$2,750
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $73.00	20	1,467,200	4,400
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $73.25	25	1,834,000	7,750
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $73.50	36	2,640,960	15,480
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $73.75	12	880,320	6,960
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $74.00	50	3,668,000	38,000
Australian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $74.25	46	3,374,560	44,160
Australian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $72.00	25	1,834,000	8,750
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $135.00	2	173,663	12
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $135.50	66	5,730,863	412
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $136.00	32	2,778,600	200
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $136.50	44	3,820,575	550
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $137.00	75	6,512,344	1,875
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $137.50	38	3,299,588	2,138
British Pound Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $138.00	8	694,650	950
British Pound Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $135.00	33	2,865,431	3,094
British Pound Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $135.50	24	2,083,950	2,850
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $78.00	25	2,003,500	125
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $78.50	44	3,526,160	660
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $79.00	12	961,680	420
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $79.50	42	3,365,880	4,200
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $80.50	44	3,526,160	22,880
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $81.00	59	4,728,260	54,280
Canadian Dollar Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $81.50	20	1,602,800	27,600
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $75.50	25	2,003,250	500
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $77.00	26	2,083,380	1,560
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $77.50	19	1,522,470	1,710
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $78.00	18	1,442,340	2,340
Canadian Dollar Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $78.50	19	1,522,470	3,800
CBOE S&P 500 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $4,230.00	14	58,536	4,480
CBOE S&P 500 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $4,235.00	50	209,059	18,000
CBOE S&P 500 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $4,240.00	43	179,790	15,480
CBOE S&P 500 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $4,245.00	58	242,508	23,780
CBOE S&P 500 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $4,250.00	29	121,254	11,426
CBOE S&P 500 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $4,255.00	50	209,059	20,100
CBOE S&P 500 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $4,260.00	45	188,153	21,555
CBOE S&P 500 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $4,265.00	25	104,529	11,150
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $29,300.00	5	975,523	11,635
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $29,400.00	5	975,523	11,885
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $29,500.00	5	975,523	15,435
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $29,600.00	5	975,523	14,710
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $29,700.00	5	975,523	13,910
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $29,800.00	5	975,523	13,260
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $29,900.00	5	975,523	13,935
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,000.00	5	975,523	16,860

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,100.00	5	975,523	$16,210
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,200.00	5	975,523	16,460
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,300.00	5	975,523	15,435
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,400.00	5	975,523	15,085
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,500.00	5	975,523	18,360
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,600.00	5	975,523	17,910
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,700.00	5	975,523	16,710
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,800.00	5	975,523	16,185
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $30,900.00	5	975,523	16,210
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $31,000.00	5	975,523	19,585
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $31,100.00	5	975,523	16,885
CME Bitcoin Future, August 2021 Settlement, Expires 08/27/2021, Strike Price $31,200.00	5	975,523	16,834
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $142.50	51	3,433,894	956
Coffee ‘C’ Future, September 2021 Settlement, Expires 08/13/2021, Strike Price $145.00	69	4,645,856	2,070
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $80.00	4	178,780	2,100
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $86.00	135	6,033,825	84,375
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $87.00	78	3,486,210	57,525
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $88.00	133	5,944,435	113,881
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $89.00	165	7,374,675	162,937
Cotton Future, September 2021 Settlement, Expires 08/20/2021, Strike Price $90.00	99	4,424,805	112,613
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $530.00	132	3,610,200	169,950
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $535.00	1	27,350	60
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $540.00	79	2,160,650	31,600
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $545.00	97	2,652,950	53,350
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $550.00	109	2,981,150	80,660
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $555.00	99	2,707,650	96,525
Corn Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $560.00	26	711,100	32,500
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $64.75	24	1,809,840	5,040
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $65.00	18	1,357,380	3,960
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $65.25	25	1,885,250	5,750
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $66.50	46	3,468,860	13,800
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $66.75	21	1,583,610	6,510
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $67.00	3	226,230	990
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $67.25	25	1,885,250	8,750
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $67.50	35	2,639,350	12,950
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $67.75	29	2,186,890	11,310
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $68.00	22	1,659,020	9,020
Crude Oil Future, October 2021 Settlement, Expires 08/25/2021, Strike Price $68.25	6	452,460	2,580
Euro FX Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $1.160	1	148,750	113
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,680.00	1	181,450	130
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,695.00	7	1,270,150	1,190
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,700.00	22	3,991,900	4,180
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,710.00	13	2,358,850	2,990
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,715.00	29	5,262,050	7,250
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,720.00	2	362,900	560
Gold Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $1,725.00	41	7,439,450	12,710
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $403.00	2	224,125	650
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $409.00	2	224,125	875
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $410.00	8	896,500	3,700
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $411.00	2	224,125	975
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $412.00	4	448,250	2,050
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $413.00	10	1,120,625	5,375
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $414.00	14	1,568,875	7,875
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $415.00	8	896,500	4,800
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $416.00	10	1,120,625	6,250
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $417.00	11	1,232,688	7,287
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $418.00	11	1,232,688	7,700
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $419.00	5	560,313	3,688
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $420.00	9	1,008,563	6,975
HG Copper Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $425.00	5	560,313	5,062

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Japanese Yen Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $90.00	69	7,860,825	$863
Japanese Yen Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $89.00	35	3,987,375	2,625
Japanese Yen Future, September 2021 Settlement, Expires 09/03/2021, Strike Price $90.00	25	2,848,125	6,250
Lean Hogs Future, August 2021 Settlement, Expires 08/13/2021, Strike Price $93.00	21	892,080	840
Lean Hogs Future, August 2021 Settlement, Expires 08/13/2021, Strike Price $95.00	25	1,062,000	1,250
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $108.00	28	1,367,296	280
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $114.00	8	390,656	240
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $115.00	25	1,220,800	750
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $116.00	25	1,220,800	1,000
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $117.00	20	976,640	1,000
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $118.00	25	1,220,800	1,750
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $119.00	30	1,464,960	2,700
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $120.00	11	537,152	1,540
Live Cattle Future, August 2021 Settlement, Expires 08/06/2021, Strike Price $121.00	5	244,160	1,150
NASDAQ 100 Stock Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $14,160.00	2	29,345	3,360
NASDAQ 100 Stock Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $14,170.00	2	29,345	2,794
NASDAQ 100 Stock Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $14,200.00	1	14,673	1,220
NASDAQ 100 Stock Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $14,210.00	2	29,345	2,498
NASDAQ 100 Stock Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $14,225.00	2	29,345	2,580
NASDAQ 100 Stock Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $14,230.00	1	14,673	1,297
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.60	54	2,111,400	28,188
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.65	25	977,500	16,500
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.70	75	2,932,500	61,575
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.75	67	2,619,700	67,335
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.80	51	1,994,100	61,812
Natural Gas Euro Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $3.85	65	2,541,500	93,795
Russell 2000 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $2,085.00	9	20,036	1,440
Russell 2000 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $2,105.00	8	17,810	2,288
Russell 2000 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $2,110.00	7	15,584	2,289
Russell 2000 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $2,120.00	9	20,036	3,024
Russell 2000 Index, August 2021 Settlement, Expires 08/06/2021, Strike Price $2,125.00	10	22,263	3,680
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $22.50	2	255,500	440
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $22.75	7	894,250	1,890
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.00	11	1,405,250	3,630
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.05	13	1,660,750	4,485
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.10	5	638,750	1,800
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.15	4	511,000	1,500
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.20	5	638,750	1,950
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.25	9	1,149,750	3,690
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.30	8	1,022,000	3,440
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.35	4	511,000	1,800
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.45	2	255,500	980
Silver Future, September 2021 Settlement, Expires 08/26/2021, Strike Price $23.50	2	255,500	1,030
Silver Future, October 2021 Settlement, Expires 09/27/2021, Strike Price $21.75	4	511,000	1,600
Soybean Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $1,150.00	1	67,419	63
Soybean Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $1,160.00	8	539,352	550
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $310.00	1	35,130	40
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $315.00	5	175,650	275
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $320.00	14	491,820	1,050

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $325.00	47	1,651,110	$4,935
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $330.00	40	1,405,200	6,600
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $335.00	39	1,370,070	9,945
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $340.00	40	1,405,200	15,800
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $345.00	61	2,142,930	36,295
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $350.00	81	2,845,530	68,445
Soybean Meal Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $355.00	86	3,021,180	98,470
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $15.25	25	501,480	280
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $15.50	65	1,303,848	728
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $15.75	72	1,444,262	806
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $16.00	50	1,002,960	560
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $16.25	50	1,002,960	1,120
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $16.50	75	1,504,440	2,520
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $16.75	75	1,504,440	5,040
Sugar Future, September 2021 Settlement, Expires 08/16/2021, Strike Price $17.00	100	2,005,920	11,200
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $655.00	3	105,563	694
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $660.00	51	1,794,563	14,344
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $665.00	66	2,322,375	22,275
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $670.00	94	3,307,625	38,187
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $675.00	87	3,061,313	42,412
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $680.00	118	4,152,125	67,850
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $685.00	86	3,026,125	58,050
Wheat Future, September 2021 Settlement, Expires 08/27/2021, Strike Price $690.00	80	2,815,000	63,000

TOTAL PUT OPTIONS			2,851,705

(Premiums Received $3,537,806)

TOTAL WRITTEN OPTIONS			$6,668,027

(Premiums Received $7,357,941)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Amsterdam Index, August 2021 Settlement	15	$2,673,484	$(56,933)
Australian Dollar, September 2021 Settlement	60	4,401,600	(2,212)
Canadian Dollar, September 2021 Settlement	136	10,897,680	(135,911)
CAC 40 Index, August 2021 Settlement	33	2,587,379	(21,278)
Coffee ‘C’, December 2021 Settlement	22	1,505,213	(210,952)
Copper, December 2021 Settlement	37	4,121,337	19,964
Corn, September 2021 Settlement	140	3,829,000	(5,388)
DAX Index, September 2021 Settlement	2	922,253	(360)
FTSE/JSE Top 40 Index, September 2021 Settlement	26	1,106,388	(20,005)
Gold 100 Oz, December 2021 Settlement	9	1,635,480	(12,081)
KC HRW Wheat, December 2021 Settlement	41	1,402,712	(85,626)
Kospi2 Index, September 2021 Settlement	64	5,903,412	162,478
Live Cattle, December 2021 Settlement	13	689,780	(17,380)
Low Su Gasoil, January 2022 Settlement	2	121,150	(2,053)
Nikkei 225, September 2021 Settlement	4	997,220	46,108
NY Harbor ULSD, January 2022 Settlement	8	734,698	(19,905)
OMXS30 Index, August 2021 Settlement	235	6,470,526	(93,462)

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
S&P500 Emini, September 2021 Settlement	37	$8,120,575	$(78,290)
SGX Nifty 50 Index, August 2021 Settlement	34	1,072,632	1,432
Silver, December 2021 Settlement	28	3,584,000	304,360
Soybean, January 2022 Settlement	1	67,712	(815)
Soybean Meal, September 2021 Settlement	12	421,560	1,767
Soybean Meal, January 2022 Settlement	37	1,313,870	14,329
SPI 200, September 2021 Settlement	19	2,544,618	(12,217)
Swiss Market Index, September 2021 Settlement	19	2,537,948	(57,337)
Wheat Future, September 2021 Settlement	100	3,518,750	(137,084)
Wheat Future, December 2021 Settlement	42	1,497,300	(42,735)

TOTAL FUTURES CONTRACTS SOLD		$74,678,277	$(461,586)

FUTURES CONTRACTS PURCHASED
British Pound, September 2021 Settlement	—	—	—
Brent Crude, January 2022 Settlement	17	1,242,360	24,623
Cocoa, September 2021 Settlement	112	2,649,920	(34,589)
Cocoa, December 2021 Settlement	30	726,600	(15,796)
Coffee ‘C’, September 2021 Settlement	148	9,965,025	(184,694)
Copper, September 2021 Settlement	30	3,361,875	(57,082)
Corn, December 2021 Settlement	6	163,575	(20,982)
Cotton No.2, December 2021 Settlement	76	3,396,820	62,793
Euro, September 2021 Settlement	5	741,625	(15,485)
FTSE 100 Index, September 2021 Settlement	65	6,294,272	(57,022)
FTSE China A50 Index, August 2021 Settlement	322	4,821,628	(399,222)
FTSE Taiwan Index, August 2021 Settlement	18	1,075,860	(6,870)
FTSE/MIB Index, September 2021 Settlement	17	2,556,786	25,059
Gasoline RBOB, January 2022 Settlement	8	700,022	18,857
Gold 100 Oz, October 2021 Settlement	20	3,629,000	28,554
Hang Seng Index, August 2021 Settlement	34	5,665,172	(164,933)
IBEX 35 Index, August 2021 Settlement	60	6,174,237	(78,172)
Japanese Yen, September 2021 Settlement	48	5,468,100	(16,463)
Lean Hogs, August 2021 Settlement	9	382,320	6,345
Live Cattle, August 2021 Settlement	12	585,960	(13,293)
Natural Gas, October 2021 Settlement	60	2,352,000	(7,876)
Natural Gas, September 2021 Settlement	195	7,632,300	246,818
Natural Gas, January 2022 Settlement	33	1,369,170	82,765
S&P/TSX 60 Index, September 2021 Settlement	7	1,360,500	16,009
Soybean Oil, September 2021 Settlement	20	773,040	474
Soybean Oil, January 2022 Settlement	20	747,600	22,986
Sugar #11, October 2021 Settlement	161	3,229,531	(34,284)
Sugar #11, March 2022 Settlement	168	3,467,789	174,001
WTI Crude, January 2022 Settlement	17	1,203,600	26,991

TOTAL FUTURES CONTRACTS PURCHASED		$81,736,687	$(370,488)

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	10/5/2021	British Pound	6,158,833	United States Dollar	8,494,706	$67,504
Morgan Stanley Capital Services LLC	10/4/2021	Canadian Dollar	530,594	United States Dollar	428,372	(3,087)
Morgan Stanley Capital Services LLC	10/5/2021	Colombian Peso	22,959,938,957	United States Dollar	6,068,439	(166,558)
Morgan Stanley Capital Services LLC	10/5/2021	Euro	3,059,834	United States Dollar	3,637,167	(2,488)
Morgan Stanley Capital Services LLC	10/5/2021	Indian Rupee	201,089,911	United States Dollar	2,667,541	16,931
Morgan Stanley Capital Services LLC	10/5/2021	Indonesian Rupiah	93,014,653,618	United States Dollar	6,325,462	72,666
Morgan Stanley Capital Services LLC	10/5/2021	Japanese Yen	901,784,600	United States Dollar	8,091,252	133,342
Morgan Stanley Capital Services LLC	10/5/2021	Mexican Peso	5,212,061	United States Dollar	257,023	2,644
Morgan Stanley Capital Services LLC	10/5/2021	New Zealand Dollar	613,008	United States Dollar	428,684	(1,753)
Morgan Stanley Capital Services LLC	10/4/2021	Russian Ruble	469,585,220	United States Dollar	6,325,462	26,348
Morgan Stanley Capital Services LLC	10/5/2021	South African Rand	3,751,992	United States Dollar	257,023	(2,829)
Morgan Stanley Capital Services LLC	10/6/2021	United States Dollar	8,080,297	Australian Dollar	10,789,655	159,693
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	6,325,462	Chilean Peso	4,692,607,239	152,541
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	6,068,439	Czeck Koruna	130,771,280	(8,415)
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	6,325,462	Israeli New Shekel	20,656,897	(68,375)
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	5,067,706	New Taiwan Dollar	140,536,102	20,701
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	8,091,252	Norwegian Krone	69,661,165	205,811
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	257,023	Peru Sol	991,338	12,984
Morgan Stanley Capital Services LLC	10/4/2021	United States Dollar	6,559,074	Philippine Peso	326,445,113	56,826
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	257,023	Polish Zloty	977,882	3,146
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	4,708,065	Singapore Dollar	6,344,019	26,406
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	7,127,574	South Korean Won	8,084,144,324	107,943
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	428,372	Swedish Krona	3,666,433	2,234
Morgan Stanley Capital Services LLC	10/5/2021	United States Dollar	12,316,486	Swiss Franc	11,371,959	(259,544)

						$554,671

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE BITCOIN STRATEGY FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 85.00%
Money Market Funds - 85.0%
First American Government Obligations Fund - Class Z - 0.03% (a)	4,250,000	$4,250,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (a)	4,250,000	4,250,000

		8,500,000

TOTAL SHORT-TERM INVESTMENTS ($8,500,000)		8,500,000

TOTAL INVESTMENTS (Cost $8,500,000) - 85.0%		8,500,000

ASSETS IN EXCESS OF OTHER LIABILITIES - 15.0%		1,500,228

TOTAL NET ASSETS - 100.0%		$10,000,228

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
CME Bitcoin Future, August 2021 Settlement	50	$9,988,750	$(47,626)

TOTAL FUTURES CONTRACTS PURCHASED		$9,988,750	$(47,626)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”), the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) and the Stone Ridge Bitcoin Strategy Fund (the “Bitcoin Strategy Fund”) (together, the “Funds”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Diversified Alternatives Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Reverse repurchase agreements, non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Diversified Alternatives Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Diversified Alternatives Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Diversified Alternatives Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Diversified Alternatives Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Diversified Alternatives Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund-specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private investment private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, a Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there is no longer observable market data for these securities for the period ended July 31, 2021. The following table summarizes the inputs used to value the Funds’ investments as of July 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Europe	$—	$514,087	$—	$514,087
Global	—	195,574,501	2,487,870	198,062,371
Great Britain	—	—	3,206,611	3,206,611
Jamaica	—	15,996,000	—	15,996,000
Japan	—	57,572,302	—	57,572,302
Mexico	—	14,336,701	—	14,336,701
United States	—	946,907,328	743,224	947,650,552

Total Event-Linked Bonds	—	1,230,900,919	6,437,705	1,237,338,624
Participation Notes (1)(2)	—	—	93,706,336	93,706,336
Preference Shares (2)	—	—	138,700,244	138,700,244
Money Market Funds	1,910,822	—	—	1,910,822

Total Assets	$1,910,822	$1,230,900,919	$238,844,285	$1,471,656,026

U.S. Hedged Equity Fund(3)
Assets
Purchased Options	$1,500	$—	$—	$1,500
Money Market Funds	221,753	—	—	221,753
U.S. Treasury Bills	—	44,295,073	—	44,295,073

Total Assets	$223,253	$44,295,073	$—	$44,518,326

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities
Written Options	$92,394	$135,945	$—	$228,339

Total Liabilities	$92,394	$135,945	$—	$228,339

Diversified Alternatives Fund
Assets
Asset Backed Securities	$—	$—	$13,208,897	$13,208,897
Investment Companies - Open End	88,627,728	—	—	88,627,728
Purchased Options	—	77,978	—	77,978
Money Market Funds	15,577,733	—	—	15,577,733
U.S. Treasury Bills	—	62,808,970	—	62,808,970

Total Assets	$104,205,461	$62,886,948	$13,208,897	$180,301,306

Liabilities
Written Options	$6,318,047	$349,980	$—	$6,668,027

Total Liabilities	$6,318,047	$349,980	$—	$6,668,027

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$1,067,720	$—	$1,067,720
Unrealized depreciation on forward currency contracts	—	(513,049)	—	(513,049)
Unrealized appreciation on futures contracts	1,286,713	—	—	1,286,713
Unrealized depreciation on futures contracts	(2,118,787)	—	—	(2,118,787)

Total	$(832,074)	$554,671	$—	$(277,403)

Bitcoin Strategy Fund(3)
Assets
Money Market Funds	$8,500,000	$—	$—	$8,500,000

Total Assets	$8,500,000	$—	$—	$8,500,000

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(47,626)	$—	$—	$(47,626)

Total	$(47,626)	$—	$—	$(47,626)

(1)	Includes level 3 investments with a value of zero.
(2)	For further security characteristics, see the Funds’ Schedules of Investments.
(3)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended July 31, 2021, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2021:

	High Yield Reinsurance Fund			Diversified Alternatives Fund
	Event- Linked Bonds	Participation Notes	Preference Shares	Asset-Backed Secruties
Beginning Balance - November 1, 2020	$18,285,571	$81,049,843	$60,653,972	$—
Acquisitions	—	78,832,141	85,162,145	13,736,274
Dispositions	(10,174,425)	(65,214,608)	—	—
Realized losses	(15,883,608)	304,547	—	—
Return of capital	—	(400,410)	(3,868,100)	(802,822)
Change in unrealized appreciation (depreciation)	13,757,652	(865,177)	(3,247,773)	275,445
Transfers in/out of Level 3	452,515	—	—	—

Ending Balance - July 31, 2021	$6,437,705	$93,706,336	$138,700,244	$13,208,897

As of July 31, 2021, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Reinsurance Fund was $(3,416,874) for Event-Linked Bonds, $(865,177) for Participation Notes, and $(3,247,773) for Preference Shares. As of July 31, 2021, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $275,445 for Asset Backed Securities.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2021.

High Yield Reinsurance Fund

Type of Security	Industry	Fair Value at 7/31/21	Valuation Techniques	Unobservable Inputs	Range	Weighted Average (1)
Event-Linked Bonds	Financial Services	$1,030,637	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$0.0MM $0.0MM-$0.0MM	$0.0MM $0.0MM

Participation Notes	Financial Services	$66,453,807	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$4.4MM $0.0MM-$5.4MM	$2.9MM $4.6MM

Preference Shares	Financial Services	$138,700,244	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$23.9MM $0.0MM-$18.5MM	$6.1MM $11.1MM

(1)	Weighted by relative fair value

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $5,407,068 for Event-Linked Bonds, $27,252,529 for Participation Notes and $0 for Preference Shares.

Diversified Alternatives Fund

Type of Security	Industry	Fair Value at 7/31/21	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Asset-Backed Securities	Financial Services	$13,208,897	Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Severity Discount Rate	0.00%-19.57% 0.00%-13.11% 90.00%-100.00% 5.00%-17.94%	10.58% 7.68% 93.15% 12.30%

A reverse repurchase agreement is the sale by a fund of a security to a party for a specified price, with the simultaneous agreement by the fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a fund. In such situations, a fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Event Linked Bonds	$—	$55,000,000	$—	$—	$55,000,000

Total	$—	$55,000,000	$—	$—	$55,000,000

3. Transactions with Affiliates

The following may be deemed to be affiliated with Funds during the period ended July 31, 2021. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Diversified Alternatives Fund
Stone Ridge High Yield Reinsurance Risk Premium - Class I
November 1, 2020 Balance
Shares	1,410,317
Cost	$12,595,802
Additions
Shares	9,043,514
Cost	$82,519,842
Reductions
Shares	757,143
Cost	$6,761,286
July 31, 2021 Balance
Shares	9,696,688
Cost	$88,354,358
Value	$88,627,728
Dividend Income	$1,831,735
Realized Gain/(Loss)	$128,714
Change in Unrealized Appreciation	$(218,568)